Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital

	Shares
	Number	Amount
As at December 31, 2018	17,399,749	$285,193,061
Issued pursuant to incentive share award plan	323,301	391,917
Issued pursuant to Common Stock Purchase Agreement(a)	2,494,943	5,403,385
Issued pursuant to "At the Market" (ATM) equity distribution agreement(b)	4,425,040	8,476,454
Issued pursuant to public offering(c)	4,619,773	3,314,429
Issued pursuant to warrant derivative exercised(c)	2,935,647	9,152,869
Share issue costs	—	(854,256)
As at December 31, 2019	32,198,453	$311,077,859
Issued pursuant to stock option plan	133,454	385,022
Issued pursuant to incentive share award plan	234,172	732,367
Issued pursuant to "At the Market" (ATM) equity distribution agreement(b)(d)	12,182,532	40,037,786
Issued pursuant to warrant derivative exercised(c)	1,418,369	6,332,778
Share issue costs	—	(1,741,640)
As at December 31, 2020	46,166,980	$356,824,172
Issued pursuant to stock option plan	123,159	381,771
Issued pursuant to incentive share award plan	150,899	543,833
Issued pursuant to "At the Market" (ATM) equity distribution agreement(d)(e)	8,401,029	34,168,071
Issued pursuant to warrant derivative exercised(c)	201,722	686,616
Share issue costs	—	(1,256,280)
As at December 31, 2021	55,043,789	$391,348,183

(a)On September 27, 2018, we entered into a Common Stock Purchase Agreement (the "Agreement") with Lincoln Park Capital Fund, LLC ("LPC"). Subject to the terms and conditions of the Agreement, we may sell up to US$26,000,000 worth of common shares to LPC over the 30-month term. This agreement expired in 2021, and no common shares were issued during 2021 and 2020. In 2019, we sold 2,477,665 common shares for gross proceeds of US$4,055,725 and issued 17,278 commitment shares. The commitment shares were fair valued at US$29,758 and were recorded as share issue costs in addition to cash share issue costs of $3,757.

(b)On October 24, 2018, we entered into an ATM equity offering sales agreement with Canaccord Genuity Inc. The ATM allowed us to issue common shares, at prevailing market price, with an aggregate offering value of up to US$30,000,000 over a 19-month period through the facilities of the Nasdaq Capital Market in the United States. This sales agreement expired on June 4, 2020 and no common shares were issued during 2021. In 2020, we sold 6,741,518 (2019 - 4,425,040) common shares for gross proceeds of US$17,538,342 (2019 - US$6,390,691) at an average price of US$2.42 (2019 - US$1.70). We received, net of commissions of US$526,150 (2019 - US$191,721), proceeds of US$17,012,192 (2019 - US$6,198,970). In total, we incurred share issue costs (including commissions) of $856,754 (2019 - $344,834).

(c)On August 16, 2019, pursuant to an underwritten public offering, 4,619,773 units were sold at a purchase price of US$0.81 per unit for gross proceeds of US$3,742,016. Each unit included one common share with a fair value of US$0.54 and one common share purchase warrant with a fair value of US$0.27. These warrants were classified as a financial liability (see Note 8). Each common share purchase warrant entitled the holder to purchase one common share at an exercise price of US$0.90 until August 16, 2024. We incurred transaction costs of $699,427 of which $466,284 were allocated to share issue costs and $233,143 were allocated to operating expenses, based on their relative fair values. In 2021, our share capital included fair value of $455,670 (2020 - $4,636,317; 2019 - $5,687,003) in addition to gross proceeds of US$181,550 (2020
- US$1,276,532; 2019 - US$2,642,082) for the 201,722 (2020 - 1,418,369; 2019 - 2,935,647) warrants that were exercised (see Note 8).

(d)On June 15, 2020, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allows us to issue common shares, at prevailing market price, with an aggregate offering value of up US$40,000,000 over a 25-month period through the facilities of the Nasdaq Capital Market in the United States. In 2021, we sold 5,685,097 (2020 - 5,441,014) common shares for gross proceeds of US$18,503,188 (2020 - US$12,628,775) at an average price of US$3.25 (2020 - US$2.11). We received, net of commissions of US$555,096 (2020 - US$378,863), proceeds of US$17,948,092 (2020 - US$12,249,911). In total, we incurred share issue costs (including commissions) of $707,421 (2020 - $884,886). On March 4, 2021, we terminated the June 15, 2020 ATM equity distribution agreement.
(e)On March 5, 2021, we entered into an ATM equity distribution agreement with Canaccord Genuity Inc. The ATM allows us to issue common shares, at prevailing market prices, with an aggregate offering value of up to US$80,000,000 over a 16-month period through the facilities of the Nasdaq Capital Market in the United States. In 2021, we sold 2,715,932 common shares for gross proceeds of US$8,654,892 at an average price of US$3.19. We received, net of commissions of US$259,647, proceeds of US$8,395,245. In total, we incurred share issue costs (including commissions) of $548,859.
Summary of outstanding warrants
The following table summarizes our outstanding equity warrants:

	Number of Warrants Outstanding(1)	Warrant
As at December 31, 2019	16,443,500	$3,617,570
As at December 31, 2020	16,443,500	$3,617,570
As at December 31, 2021	16,443,500	$3,617,570
(1) Exercisable into 1,730,894 common shares.
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2021:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.79	718,331	2.01	1.39	718,331	1.39
$1.80 - $3.01	1,026,573	3.85	2.36	531,173	2.47
$3.02 - $3.90	2,982,382	3.36	3.29	1,329,041	3.24
$3.91 - $7.41	478,516	1.72	6.09	458,516	6.13
$7.42 - $40.00	128,618	1.55	20.80	128,618	20.80
	5,334,420	3.08	3.53	3,165,679	3.82